Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Schedule of changes in provision for slow moving inventory

	June 30, 2025	December 31, 2024
(Amounts in thousands)	(Unaudited)
Raw materials and supplies	$5,206	$4,540
Work-in-process	-	-
Finished goods	50	229
Total	$5,256	$4,769
Provision for inventory	(5,256)	(4,761)
Total	$-	$8

(Amounts in thousands)	December 31, 2024	December 31, 2023
Raw materials and supplies	$4,540	$4,864
Work-in-process	-	90
Finished goods	229	259
Total	$4,769	$5,213
Provision for inventory	(4,761)	(5,018)
Total	$8	$195

The changes in the provision for inventory is as follows:

(Amounts in thousands)	Year Ended December 31, 2024	Year Ended December 31, 2023
Balance at beginning of year	$(5,018)	$(45)
Additions	(83)	(4,917)
Income from unused provisions during the year	99	-
Utilized provisions during the year	16	-
Foreign exchange fluctuations	225	(56)
Balance at end of year	$(4,761)	$(5,018)

Schedule of changes in provision for slow moving inventory

	For the Three Months Ended June 30, 2025	For the Three Months Ended June 30, 2024	For the Six Months Ended June 30, 2025	For the Six Months Ended June 30, 2024
(Amounts in thousands)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Balance at beginning of period	$(4,931)	$(5,176)	$(4,761)	$(5,018)
Additions during the period	34	-	34	(239)
Exchange differences	(359)	-	(529)	81
Balance at end of period	$(5,256)	$(5,176)	$(5,256)	$(5,176)

(Amounts in thousands)	Year Ended December 31, 2024	Year Ended December 31, 2023
Balance at beginning of year	$(5,018)	$(45)
Additions	(83)	(4,917)
Income from unused provisions during the year	99	-
Utilized provisions during the year	16	-
Foreign exchange fluctuations	225	(56)
Balance at end of year	$(4,761)	$(5,018)